361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 92.6%
11,158,602	Federated Treasury Obligations Fund – Institutional Class, 0.01%[1]	$11,158,602
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,158,602)	11,158,602
	TOTAL INVESTMENTS — 92.6%
	(Cost $11,158,602)	11,158,602
	Other Assets in Excess of Liabilities — 7.4%	889,334
	TOTAL NET ASSETS — 100.0%	$12,047,936

[1]	The rate is the annualized seven-day yield at period end.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	January 31, 2021	(Depreciation)

6	E-mini Dow Index	March 2021	$897,606	$896,370	$(1,236)
7	E-mini Nasdaq 100 Index	March 2021	1,809,524	1,807,575	(1,949)
4	E-mini Russell 2000 Index	March 2021	414,190	413,640	(550)
10	E-mini S&P 500 Index	March 2021	1,853,823	1,852,600	(1,223)
4	Hang Seng Index	February 2021	745,501	727,535	(17,966)
10	Korea Stock Exchange KOSPI 200 Index	March 2021	939,037	903,920	(35,117)

TOTAL FUTURES CONTRACTS			$6,659,681	$6,601,640	$(58,041)

See accompanying Notes to Schedule of Investments.